John Hancock Fundamental Equity Income Fund Expense Example - Class NAV [Member] - John Hancock Fundamental Equity Income Fund - Class NAV	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 74
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	705
Expense Example, with Redemption, 10 Years	$ 1,631